INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, AS Previously supplemented, OF:
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-SIFT-PRO-SUP 092622

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2022 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated as follows:
The second sentence in the second paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify each Fund in the list of funds that are classified as “diversified” for purposes of the Investment Company Act of 1940.
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-SIFT-SOAI-SUP 092622